Investment Strategy - Blueprint Chesapeake Multi-Asset Trend ETF	Oct. 22, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing pursuant to a trend following program called the Chesapeake Multi Asset Trend Program (described below). The Chesapeake Multi Asset Trend Program is comprised of two components:

(i)	Derivatives Component: The Fund will invest both long and short through investments in options, futures contracts and futures-related instruments (such as forwards) and spot contracts in global markets across a wide range of asset classes, including equities, fixed income, currencies and commodities.
(ii)	Equity Component: The Fund will invest in both long and short positions in equity securities.

In addition, the Fund invests in cash, short-term U.S. Treasury securities, money market funds, and cash equivalents (the “Cash Strategy”).

The Fund’s portfolio is managed by sub-advisers Chesapeake Capital Corporation (“Chesapeake”) and Blueprint Fund Management, LLC (“Blueprint”). Chesapeake manages the Fund’s portfolio using the Chesapeake Multi Asset Trend Program, while Blueprint manages the Cash Strategy. The Fund’s returns mainly arise from the Chesapeake Multi Asset Trend Program.

The Fund’s portfolio is usually comprised of 300-500 securities and financial instruments, which the Fund invests in directly or indirectly via the Subsidiary (described below). The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Chesapeake Multi Asset Trend Program - Overview.

Chesapeake manages the Fund’s investments using their proprietary long-term trend following ”Chesapeake Multi Asset Trend Program.” This Program generates long and short trade signals based on market indicators such as current prices and moving average prices. Chesapeake’s trade decisions are primarily automated, relying on computer-driven models to identify buying and selling opportunities. The Chesapeake Multi Asset Trend Program, and each of the Derivatives and Equity components, seeks to preserve capital while also seeking to provide positive annual returns.

The Program analyzes various market metrics, including price action, market volatility, open interest, and daily trading volume, to seek to predict market opportunities and identify recurring price patterns. The data comes from a wide array of markets, such as U.S. and non-U.S. stock indices, single stocks, ETFs, fixed income futures, currencies, and commodities. Frequent buying and selling of portfolio holdings may occur to seek to achieve the Fund’s investment objective. The Chesapeake Multi Asset Trend Program allocates assets to its Derivatives Component and Equity Component based on the Program’s then-current view of risk levels of the wide array of markets. Approximately, one-half of the Fund’s market risk exposure is through the Program’s Derivatives Component and the other half through its Equity Component.

See “Additional Information About the Fund’s Principal Investment Strategies” for a more complete description of the Chesapeake Multi Asset Trend Program and its two components.

Derivatives Component

For the Fund’s Derivatives Component, the Chesapeake Multi Asset Trend Program analyzes multiple market metrics to generate trend-following trade signals (i.e., investment decisions) for derivatives transactions. Through the Derivatives Component, the Fund invests both long and short across a wide range of asset classes, including equities, fixed income, currencies and commodities, through investments in options on single-name equities, fixed-income ETFs and equity index ETFs; exchange-traded commodity futures contracts; options on futures contracts and commodities; and spot and forward currency contracts. As noted above, the Derivatives component seeks to preserve capital while also seeking to provide positive annual returns.

The Fund’s derivatives holdings relate to fixed-income instruments or fixed-income ETFs, currencies (including up to 2% (notional value) in digital currencies), and commodities (e.g., agricultural products, energies, precious and industrial metals). The Fund does not invest directly in digital currencies; rather the Fund invests in cryptocurrencies only indirectly via exchange-traded futures contracts.

Equity Component

For the Fund’s Equity Component, the Chesapeake Multi Asset Trend Program analyzes a large number of market metrics from a broad range of markets to generate trend following trade signals to make its long and short investment decisions. As noted above, the Equity Component seeks to preserve capital while also seeking to provide positive annual returns.

Under the Chesapeake Multi Asset Trend Program, the Fund may take long and short positions of U.S. and non-U.S. equity securities as part of its broader trend-following program. The Fund’s equity holdings may be 100% long, 100% short, or a mix.

For long holdings, the Fund may invest in the equity securities of U.S. and foreign issuers (directly or via ADRs) without regard to market capitalization. The Fund will take short positions in small-cap, mid-cap, and large-cap, U.S. equity securities or indices. In addition, a portion of the short sales of the Fund’s Equity Strategy may be accomplished by investing in derivatives. That is, the Fund may effect shorting by selling futures contracts on either large-cap equity securities or indices to seek positive returns from corresponding price declines. The Fund may do so either directly or indirectly via the Subsidiary. See “Additional Information About the Fund’s Principal Investment Strategies” for a description of shorting securities).

Cash Strategy

Blueprint manages the Fund’s Cash Strategy, which is principally used for margin and collateral purposes for the Fund’s derivatives transactions. The Fund invests in short-term U.S. Treasury securities (i.e., with a duration of 5 years or less), money market funds, cash, and cash equivalents.

Cayman Subsidiary

The Fund gains exposure to futures contracts and other derivative instruments either directly or indirectly by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by Tidal Investments LLC (the “Adviser”) and sub-advised by Chesapeake. The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter. The Subsidiary generally invests in futures contracts and other derivative instruments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in futures contracts and other derivative instruments; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary is subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary does not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Except as otherwise noted, for the purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

The financial statements of the Subsidiary are consolidated with the Fund’s financial statements in the Fund’s Annual and Semi-Annual Reports.